Offerings	Sep. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	2,970,284
Proposed Maximum Offering Price per Unit	0.64
Maximum Aggregate Offering Price	$ 1,900,981.76
Fee Rate	0.0087%
Amount of Registration Fee	$ 165.39
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), of Faraday Future Intelligent Electric Inc. (the “Company”) that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Company’s outstanding shares of Class A Common Stock.

Consists of 2,970,284 shares of Class A Common Stock registered for resale by the selling securityholders named in this registration statement.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the average of the high and low prices of the Class A Common Stock on The Nasdaq Stock Market on October 22, 2026 (such date being within five business days of the date that this registration statement on Form S-3 was filed with the U.S. Securities and Exchange Commission) which were $0.67 and $0.61, respectively.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	2,934,055
Proposed Maximum Offering Price per Unit	1.81
Maximum Aggregate Offering Price	$ 5,310,639.55
Amount of Registration Fee	$ 732.87
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), of Faraday Future Intelligent Electric Inc. (the “Company”) that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Company’s outstanding shares of Class A Common Stock.

Consists of 2,934,055 shares of Class A Common Stock registered for resale by the selling securityholders named in this registration statement.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the average of the high and low prices of the Class A Common Stock on The Nasdaq Stock Market on September 4, 2026 (such date being within five business days of the date that the initial registration statement on Form S-3 was filed with the U.S. Securities and Exchange Commission) which were $1.92 and $1.70, respectively.